INCOME TAXES (Schedule of Income Tax Amounts Recorded to Stockholders' Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
INCOME TAXES [Abstract]
Net unrealized (gain) loss on securities available for sale	$ 85	$ (27)	$ (47)
Net non-credit (gain) loss on securities with OTTI	(64)	(139)	(285)
Total income tax amounts recorded to stockholders' equity	$ 21	$ (166)	$ (332)